NONCONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2022
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

Amount
Non-controlling interest at December 31, 2019	$(178,806)
Net loss attributable to non-controlling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to non-controlling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)
Deconsolidated non-controlling interest in 2021	173,820
Net loss attributable to non-controlling interest - 2021	(7,048)
Foreign currency translation adjustment attributable to non-controlling interest	143
Non-controlling interest at December 31, 2021	$(6,905)
Reclassified to retained deficits - January 1, 2022	7,048
Reclassified to accumulated other comprehensive income - January 1, 2022	(143)
Non-controlling interest at June 30, 2022	$—